Fair Value of Financial Instruments - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Total financial assets	$ 238,855	$ 10,493	$ 15,411
Liabilities
Warrant liabilities	25,471	49,293	162
Total financial liabilities	25,471	49,293	162
Level 1 [Member]
Assets
Total financial assets	238,855	10,493	15,411
Level 3 [Member]
Liabilities
Warrant liabilities	25,471	49,293	162
Total financial liabilities	25,471	49,293	162
Money Market Funds [Member]
Assets
Money market funds	238,855	10,493	15,411
Money Market Funds [Member] | Level 1 [Member]
Assets
Money market funds	$ 238,855	$ 10,493	$ 15,411